Condensed Consolidated Interim Statements of Comprehensive Income and (loss) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2021	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Revenue
Product sales	$ 8,291,122	$ 176,102	$ 11,913,569	$ 1,088,968	$ 6,930,475	$ 554,914	$ 0
Recycling services	362,101	81,282	577,624	185,656	444,401	237,340	48,160
Total Revenue	8,653,223	257,384	12,491,193	1,274,624	7,374,876	792,254	48,160
Expenses
Employee salaries and benefits, net	11,328,894	2,547,281	19,107,554	4,245,480	12,709,823	2,819,195	607,820
Professional fees	3,559,716	567,918	6,433,755	3,002,052	7,688,520	2,962,261	546,647
Share-based compensation	4,477,355	263,214	9,676,164	1,009,385	3,982,943	332,634	97,258
Raw materials and supplies	1,816,599	480,255	3,230,441	894,357	3,410,014	591,881	0
Office, administrative and travel	3,148,739	317,644	5,993,279	621,885	3,148,871	476,733	493,304
Depreciation, net	1,986,776	605,621	3,820,851	1,132,999	2,899,345	1,095,250	183,862
Research and development, net	528,080	824,836	869,866	1,352,031	2,662,572	776,668	2,111,658
Freight and shipping	587,484	141,447	797,845	432,497	1,033,149	137,010	5,785
Plant facilities	983,968	234,202	1,421,038	448,336	1,030,947	390,687	0
Marketing	747,630	163,135	1,196,575	304,790	973,695	365,820	65,840
Change in Finished Goods Inventory	812,421	(567,261)	987	(644,893)	(307,817)	(14,022)	0
Total Expenses	29,977,662	5,578,292	52,548,355	12,798,919	39,232,062	9,934,117	4,112,174
Loss from operations	(21,324,439)	(5,320,908)	(40,057,162)	(11,524,295)	(31,857,186)	(9,141,863)	(4,064,014)
Other (income) expense
Listing Fee					152,719,009	0	0
Fair value (gain) loss on financial instruments	(2,861,556)	1,924,346	(53,733,121)	1,924,346	38,254,469	84,454	0
Interest expense	2,451,285	244,645	6,192,527	495,334	3,052,882	529,700	60,329
Foreign exchange (gain) loss	140,296	358,748	128,843	750,712	758,223	(445,652)	0
Interest income	(409,089)	(505)	(546,676)	(1,222)	(82,481)	(34,403)	(23,561)
Total other (income) expense	(679,064)	2,527,234	(47,958,427)	3,169,170	194,702,102	134,099	36,768
Net profit (loss) before taxes	(20,645,375)	(7,848,142)	7,901,265	(14,693,465)
Income tax	5,000	0	5,000	0	0	0	0
Net loss	(20,650,375)	(7,848,142)	7,896,265	(14,693,465)	(226,559,288)	(9,275,962)	(4,100,782)
Shareholders of Li-Cycle Holdings Corp.	(20,626,701)	(7,848,142)	7,919,939	(14,693,465)
Non-controlling interest	(23,674)	0	(23,674)	0
Other comprehensive income (loss)
Foreign currency translation					0	(218,726)	(37,182)
Comprehensive loss			7,896,265	(14,693,465)	$ (226,559,288)	$ (9,494,688)	$ (4,137,964)
Net profit (loss) and comprehensive income (loss)	$ (20,650,375)	$ (7,848,142)	$ 7,896,265	$ (14,693,465)
Earnings (loss) per common share - basic	$ (0.12)	$ (0.08)	$ 0.05	$ (0.16)
Earnings (loss) per common share - diluted	$ (0.12)	$ (0.08)	$ 0.05	$ (0.16)
Loss per common share - basic and diluted					$ (2.06)	$ (0.11)	$ (0.06)